OPERATING SEGMENT - Reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Segment results
Segment results	$ 3,169	Rp 43,994	Rp 38,533	Rp 43,902
Operating Segments
Segment results
Segment results		41,254	41,706	43,524
Adjustments and Eliminations
Segment results
Segment results		2,740	(3,173)	378
Operating loss of operating business		(599)	(798)	(786)
Other eliminations and adjustments		1,739	(2,063)	1,195
IFRS reconciliation		Rp 1,600	Rp (312)	Rp (31)